Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Premises and Equipment

Buildings and improvements, furnishings and equipment and leasehold improvements are carried at cost, less accumulated depreciation and amortization computed on the straight-line method over the following estimated useful lives:

Years

Building and improvements	10 - 50
Furnishings and equipment	3 - 20
Leasehold improvements	Shorter of useful lives or lease term